UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-4906

Dreyfus State Municipal Bond Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:           4/30

Date of reporting period:         1/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut--93.7%
Connecticut,
GO	5.00	4/15/24	2,500,000		2,816,175
Connecticut,
GO	5.00	3/1/26	5,000,000		6,196,950
Connecticut,
GO	5.00	11/1/27	5,000,000		6,044,700
Connecticut,
GO	5.00	11/1/27	2,000,000		2,275,580
Connecticut,
GO	5.00	11/1/28	3,000,000		3,427,110
Connecticut,
GO	5.00	11/1/28	5,000,000		6,025,800
Connecticut,
GO	5.00	11/1/31	2,500,000		2,965,050
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/21	5,000,000		6,148,950
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	11/1/22	5,000,000		5,950,700
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/24	2,730,000		3,400,952
Connecticut,
State Revolving Fund General
Revenue	5.00	1/1/19	5,275,000		6,130,394
Connecticut,
State Revolving Fund General
Revenue	5.00	1/1/23	1,250,000		1,509,500
Connecticut,
State Revolving Fund General
Revenue	5.00	3/1/24	1,195,000		1,494,491
Connecticut,
State Revolving Fund General
Revenue	5.00	7/1/24	2,145,000		2,636,441
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project) (Prerefunded)	5.25	12/1/15	1,765,000	a	1,857,345
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,900,000		4,332,237

Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000	5,268,780
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,550,000	6,862,304
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	10,000,000	11,364,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000	4,312,191
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,502,234
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,580,332
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,445,840
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,285,460
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,847,225
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	14,764,595
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/27	3,265,000	3,918,914
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,113,810
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000	2,209,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,363,786
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)

(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	1,000,000		1,102,780
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000		5,713,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,122,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Corp.)	5.00	7/1/33	5,000,000		5,564,350
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,454,227
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	7/1/18	2,000,000	a	2,308,040
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	2,500,000		2,588,500
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000		5,798,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000		7,538,440
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000		1,131,790
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,823,320
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000		5,606,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Prerefunded)	5.75	7/1/20	4,000,000	a	5,002,280
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,743,360
Connecticut Higher Education

Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,510,000	1,512,975
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	2,805,000	2,920,846
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/21	1,450,000	1,714,581
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/22	1,400,000	1,660,792
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/23	1,400,000	1,670,564
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue	5.00	1/1/38	3,000,000	3,468,120
Connecticut Municipal Electric
Energy Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000	1,842,210
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000	1,010,000
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	3,250,000	3,264,982
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000	3,412,500
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,070,000

Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/26	700,000		858,165
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/27	1,250,000		1,520,050
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/29	1,500,000		1,809,495
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000		2,021,688
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	25,000		25,867
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	11/15/15	5,000,000	a	5,192,700
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	11/15/15	1,975,000	a	2,051,117
Hartford,
GO	5.00	4/1/24	1,000,000		1,222,520
Hartford,
GO (Escrowed to Maturity)	5.00	4/1/17	1,325,000		1,453,644
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	595,000		685,315
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	a	317,710
Hartford County Metropolitan
District, Clean Water Project
Revenue	5.00	4/1/31	3,510,000		4,115,264
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,388,240
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000		2,236,175
New Britain,
GO (Insured; Assured Guaranty

Corp.)	5.00	4/1/24	4,500,000		5,691,465
New Haven,
GO	5.00	3/1/17	1,425,000		1,538,188
New Haven,
GO (Insured; Assured Guaranty
Corp.)	5.00	3/1/29	1,000,000		1,086,780
Norwalk,
GO	5.00	7/15/24	1,000,000		1,234,310
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/27	3,000,000		3,611,850
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/31	3,940,000		4,548,257
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/32	1,370,000		1,596,872
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/33	1,500,000		1,743,960
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/39	1,500,000		1,775,040
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,571,800
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,225,520
Stamford,
GO	5.00	7/1/21	4,410,000		5,430,254
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,148,240
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,144,050
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,140,400
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	2/15/15	1,225,000	a	1,227,511
University of Connecticut,
Special Obligation Student Fee
Revenue	5.00	11/15/24	5,000,000		6,186,900
U.S. Related--4.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,982,630
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	b	886,560

Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,117,780
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds (Escrowed
to Maturity)	5.45	5/15/16	1,445,000		1,537,220
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.50	7/1/15	535,000	a	546,663
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	2,000,000		2,268,620
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000		5,687,950
Total Investments (cost $275,347,488)			98.6%		299,924,223
Cash and Receivables (Net)			1.4%		4,392,170
Net Assets			100.0%		304,316,393

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2015, net unrealized appreciation on investments was $24,576,735 of which $25,015,920 related to appreciated securities and $439,185 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	299,924,223	-	299,924,223
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--93.1%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,132,902
Cambridge,
GO (Municipal Purpose Loan)	5.00	2/15/21	1,765,000		2,167,473
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,635,222
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,506,540
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,368,124
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,287,410
Massachusetts,
GO	0.71	11/1/25	5,000,000	a	4,930,150
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,238,530
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,410,380
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,223,100
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,738,090
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,833,275
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		525,576
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	355,000		379,406
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000		1,229,610
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/24	1,140,000		1,512,085
Massachusetts Bay Transportation

Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		4,051,320
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		3,193,911
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,427,240
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	b	4,237,295
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000		1,829,030
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,599,960
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000		1,072,480
Massachusetts Development Finance
Agency, Revenue (Baystate
Medical Center Issue)	5.00	7/1/34	1,475,000		1,720,086
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000		1,151,340
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000		1,448,900
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000		1,708,212
Massachusetts Development Finance
Agency, Revenue (Children's
Hospital Issue)	5.00	10/1/33	4,000,000		4,842,640
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000		2,341,320
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000		722,034
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000	c	2,166,720
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/32	2,000,000		2,429,500
Massachusetts Development Finance
Agency, Revenue (Partners

HealthCare System Issue)	5.00	7/1/39	2,000,000		2,334,480
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,656,520
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000		1,093,570
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,751,985
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		561,155
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000		2,701,975
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000		1,647,189
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.00	8/1/16	2,000,000	d	2,137,280
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue E)
(Insured; AMBAC)	4.70	1/1/27	3,870,000		3,983,546
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,745,910
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	1,905,000		2,119,427
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000		1,140,870
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000		2,801,881
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/20	1,000,000		1,136,010
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear

Infirmary Issue)	5.38	7/1/35	1,000,000	1,121,940
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	5,674,240
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/19	1,000,000	1,172,500
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	1,000,000	1,168,880
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	3,950,000	4,294,006
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000	1,185,100
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,890,119
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	3,446,730
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,918,309
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,077,843
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College Issue)	5.00	1/1/30	2,405,000	2,678,112
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,011,080
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,138,967
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000	1,958,188
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000	1,824,420
Massachusetts Port Authority,
Revenue	5.00	7/1/25	2,500,000	3,134,900

Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,461,048
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000		8,131,688
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000		2,500,280
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000		4,694,840
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds
(Prerefunded)	5.00	8/1/19	1,535,000	d	1,814,324
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000		2,425,600
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,570,860
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		2,079,150
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	d	106,091
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000		1,564,873
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/15/15	1,000,000	d	1,032,460
U.S. Related--5.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,465,000		1,467,124
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,237,791
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	b	369,400
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,129,200
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,104,190

Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,020,270
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000	1,701,465
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,843,975
Total Investments (cost $168,109,946)			98.9%	184,821,622
Cash and Receivables (Net)			1.1%	2,065,305
Net Assets			100.0%	186,886,927

a	Variable rate security--interest rate subject to periodic change.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, this security was valued at $2,166,720 or 1.2% of net assets.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At January 31, 2015, net unrealized appreciation on investments was $16,711,676 of which $16,967,306 related to appreciated investment securities and $255,630 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	184,821,622	-	184,821,622

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania--96.2%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,157,570
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,157,570
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,238,453
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,179,490
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,461,370
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000		3,791,434
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,564,029
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000		1,764,866
Bethlehem Authority,
Guaranteed Water Revenue
(Insured; Build America Mutual
Assurance Company)	5.00	11/15/31	2,000,000		2,330,360
Boyertown Area School District,
GO	5.00	10/1/37	2,050,000		2,359,447
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	a	1,772,120
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000		1,690,336
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,215,520
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health System
Project)	5.00	6/1/42	3,030,000		3,355,786
Delaware County Regional Water
Quality Control Authority,
Sewer Revenue	5.00	5/1/26	2,165,000		2,634,762
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,718,145

Delaware River Port Authority,
Revenue	5.00	1/1/37	4,500,000		5,280,390
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,345,990
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,107,620
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.00	6/1/41	2,500,000		2,911,050
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	a	923,540
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	a	2,354,935
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	a	2,299,468
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	a	2,182,758
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	a	2,124,898
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	a	1,883,850
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Villages
Project)	5.00	11/1/35	1,000,000		1,162,400
McKeesport Area School District,
GO (Insured; AMBAC) (Escrowed
to Maturity)	0.00	10/1/21	2,915,000	a	2,656,002
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/20	1,230,000		1,450,637
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,131,840
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson

Health System)	5.00	10/1/41	4,000,000		4,493,240
Pennsylvania,
GO	5.00	10/15/26	3,000,000		3,672,540
Pennsylvania,
GO	5.00	10/15/29	4,000,000		4,809,280
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,117,030
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,457,260
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000		1,316,117
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,509,599
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,100,600
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,209,510
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,880,800
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of the Sciences in
Philadelphia)	5.00	11/1/31	1,000,000		1,194,800
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,373,315
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	730,000		731,000
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,111,500
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,415,000		1,437,753
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	900,000		1,012,023
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	100,000	b	116,098
Pennsylvania State University,

Revenue	5.00	3/1/35	2,000,000	2,319,760
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/37	5,325,000	6,045,526
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/43	2,500,000	2,912,900
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000	1,157,638
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/28	3,000,000	3,440,550
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,862,400
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/22	2,000,000	2,007,720
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/23	2,180,000	2,678,261
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	5.60	8/1/18	800,000	914,904
Philadelphia Authority for
Industrial Development, HR
(The Children's Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000	3,532,200
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,746,206
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,248,598
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,734,808
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project)	5.00	7/1/25	1,800,000	2,113,704
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,706,854
Philadelphia School District,

GO	5.25	9/1/23	1,000,000		1,157,200
Philadelphia School District,
GO	6.00	9/1/38	975,000		1,113,899
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	b	29,591
Pittsburgh,
GO (Insured; Build America
Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,913,364
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,225,000		1,275,556
Pocono Mountains Industrial Park
Authority, HR (Saint Luke's
Hospital - Monroe Project)	5.00	8/15/40	1,795,000		2,079,777
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,288,000
State Public School Building
Authority, College Revenue
(Montgomery County Community
College)	5.00	5/1/38	1,115,000		1,292,809
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000		3,487,440
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		732,756
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,375,020
West View Borough Municipal
Authority, Water Revenue	5.00	11/15/39	2,000,000		2,353,840
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project)	5.00	7/1/25	2,390,000		2,651,394
York County,
GO	5.00	6/1/31	1,500,000		1,817,880
U.S. Related--2.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,114,190
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,129,200
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.50	7/1/15	190,000	b	194,142
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,020,270

Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	1,000,000	1,137,590
Total Investments (cost $153,336,605)			98.9%	166,335,048
Cash and Receivables (Net)			1.1%	1,909,742
Net Assets			100.0%	168,244,790

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At January 31, 2015, net unrealized appreciation on investments was $12,998,443 of which all was related to appreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	166,335,048	-	166,335,048

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)